Disaggregation of Revenue by Major Geographical Region (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenue	$ 1,099.4	$ 923.6	$ 1,154.4	$ 1,107.9	$ 866.2	$ 551.8	$ 582.8	$ 530.4	$ 4,285.3	$ 2,531.2	$ 2,274.8
FMC Agricultural Solutions
Disaggregation of Revenue [Line Items]
Revenue									4,285.3	$ 2,531.2	$ 2,274.8
FMC Agricultural Solutions | North America
Disaggregation of Revenue [Line Items]
Revenue									1,090.8
FMC Agricultural Solutions | Latin America
Disaggregation of Revenue [Line Items]
Revenue									1,210.1
FMC Agricultural Solutions | Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Revenue									966.0
FMC Agricultural Solutions | Asia
Disaggregation of Revenue [Line Items]
Revenue									$ 1,018.4